COMMITMENT AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES
9.	COMMITMENTS AND CONTINGENCIES

Legal Proceedings—The Company is party to various actions and claims arising in the normal course of business. The Company does not believe that the final outcome of these matters will have a material adverse effect on the Company’s condensed consolidated financial position or results of operations. In addition, the Company maintains what it believes is adequate insurance coverage to further mitigate risk. However, no assurance can be given that the final outcome of such proceedings will not materially impact the Company’s condensed consolidated financial condition or results of operations. Further, no assurance can be given that the amount or scope of existing insurance coverage will be sufficient to cover losses arising from such matters.

Recall

In April 2018, the Company retained outside counsel to assist it in evaluating a safety issue related to certain hair dryers that it imported and sold through its subsidiaries between 2014 and 2018 (the “Xtava Allure Hair Dryer”). The Company had received communications directly from consumers and identified online reviews of overheating or fires associated with these hair dryers. The Company sold approximately 170,000 net units from the introduction of the product in 2015 through its discontinuance in the first quarter of 2018 totaling approximately $6.2 million in net revenue.

In May 2018, the Company’s board of directors approved a voluntary recall of the Xtava Allure Hair Dryer. In June 2018, the Company filed an application for a voluntary recall with the US Consumer Product Safety Commission (“CPSC”) pursuant to Section 15(b) of the Consumer Product Safety Act (“CPSA”). The Company received approval from the CPSC to provide consumers with replacement units and publicly announced the recall on August 15, 2018. The Company had estimated that it would incur approximately $1.6 million in costs related to the recall for procurement, manufacturing, fulfillment and delivery to consumers who apply and qualify for the recall costs. The Company has incurred and settled all but one consumer legal matter related to Xtava Allure Hair Dryer for insignificant amounts. As of September 30, 2019, the Company has incurred $0.1 million in recall costs. In August 2019, the Company received notice that it has materially completed its obligations under the recall program and, as a result, has reversed $1.4 million of the remaining liability pertaining to the program. As of September 30, 2019, the remaining recall liability is $0.1 million.

U.S. Department of Energy

In September 2019, the Company received a Test Notice from the U.S. Department of Energy (“DOE”) indicating that a certain dehumidifier model may not comply with applicable energy-conservation standards. The DOE requested that the Company provide it with several model units for DOE testing. If the Company is determined to have violated certain energy-conservation standard, it could be fined pursuant to DOE guidelines, and this civil penalty may be material to the Company’s consolidated financial statements. The Company intends to vigorously defend itself. The Company has submitted to the DOE testing process, made a good-faith effort to provide necessary notice as practicable, and included in a formal response to the DOE copies of the energy-efficiency report and certification that were issued for the dehumidifier model at the time of production. The Company believes that its products are compliant, and the Company, in conjunction with its manufacturing partner, has disputed the Test Notice received from the DOE. As of the date of the issuance of these financial statements, the Company cannot reasonably estimate what, if any, penalties may be levied.

U.S. Environmental Protection Agency

In September 2019, the Company received notice from the U.S. Environmental Protection Agency (“EPA”) that certain of its dehumidifier products were identified by the Association of Home Appliance Manufacturers (“AHAM”) as failing to comply with EPA ENERGY STAR requirements. For an appliance to be ENERGY STAR certified, it must meet standards promulgated by the EPA and enforced through EPA-accredited certification bodies and laboratories. The Company believes that its products are compliant, and the Company, in conjunction with its manufacturing partner, has disputed the AHAM testing determination pursuant to EPA guidelines. While a resolution remains pending, the Company is not selling or marketing the products identified by the EPA. The Company cannot be certain that these products will eventually be certified by the EPA, and the Company may incur costs that cannot presently be calculated in the event that the Company needs to make changes to the manner in which these products are manufactured and sold.

12.	COMMITMENT AND CONTINGENCIES

The Company has operating leases for its offices expiring at various dates through 2020. Rental expense for operating leases was $0.5 million and $0.7 million for the years ended December 31, 2017 and 2018, respectively. The following is a schedule by year of future minimum lease payments required under the operating leases that have initial or non-cancelable lease terms in excess of one year as of December 31, 2018.

Future minimum lease payments under these operating leases consisted of the following as of December 31, 2018:

Year-Ending December 31
2019	$629
2020	123
2021	3
2022	—
Thereafter	—

Total minimum lease payments	$755

Legal Proceedings—The Company is party to various actions and claims arising in the normal course of business. The Company does not believe that the final outcome of these matters will have a material adverse effect on the Company’s consolidated financial position or results of operations. In addition, the Company maintains what it believes is adequate insurance coverage to further mitigate risk. However, no assurance can be given that the final outcome of such proceedings may not materially impact the Company’s consolidated financial condition or results of operations. Further, no assurance can be given that the amount or scope of existing insurance coverage will be sufficient to cover losses arising from such matters.

Inventory Purchases—As of December 31, 2017 and 2018, the Company had $8.4 million and $10.2 million, respectively, of inventory purchase orders placed with vendors waiting to be fulfilled.

Sales or Other Similar Taxes—Based on the location of the Company’s current operations, the majority of sales tax is collected and remitted in the following states: New Jersey, New York, Florida, Texas, Pennsylvania, Tennessee, Virginia and California. To date, the Company has had no actual or threatened sales and use tax claims from any state where it does not already claim nexus or any state where it sold products prior to claiming nexus. However, the Company believes that the likelihood of incurring a liability as a result of sales tax nexus being asserted by certain states where it sold products prior to claiming nexus is probable. As of December 31, 2017 and 2018, the Company estimates that the potential liability, including current sales tax payable is approximately $0.4 million and $0.7 million, respectively, which has been recorded as an accrued liability. The Company believes this is the best estimate of an amount due to taxing agencies, given that such a potential loss is an unasserted liability that would be contested and subject to negotiation between the Company and the state, or decided by a court.

Transaction Bonus Plan

Effective July 9, 2018, the Company established the Transaction Bonus Plan (the “Transaction Bonus Plan”) to provide a means by which select employees may be given incentives to remain with the Company through a liquidity transaction.

Under the Transaction Bonus Plan, the Company’s board of directors may, by unanimous approval, grant contractual rights to receive payments (each right, a “Participation Unit”) to any full-time employees or independent contractors that have at least three months of service with the Company. Participation Units shall vest in nine monthly installments on each of the nine monthly anniversaries of the date of grant, subject to continued employment with the Company or a subsidiary of the Company. Additionally, upon the closing of a “Sale of the Company” or “Qualified IPO”, the Participation Units shall immediately and fully vest, subject to continued employment with the Company or a subsidiary of the Company. Each Participation Unit represents a proportional interest in the amount set aside for participants of the Transaction Bonus Plan (the “Plan Pool”). Payments from the Plan Pool shall occur under the Transaction Bonus Plan upon either a sale of the company or a “Qualified IPO”. A “Qualified IPO” is defined as either (i) a firm commitment underwritten public offering pursuant to an effective registration statement filed under the Securities Act covering the offer and sale of the Company’s common stock or (ii) a transaction pursuant to which the Company reverse merges directly or indirectly with a publicly listed special purpose acquisition company, provided that, in each case, the surviving company’s common stock is listed for trading on The Nasdaq Stock Market LLC, the New York Stock Exchange or another exchange or marketplace approved by the Company’s board of directors, and provided further that the aggregate gross proceeds to the Company are not less than $50,000,000. Following a Qualified IPO, on each of the first four six-month anniversaries of the Qualified IPO, a participant shall be entitled to payments and distributions equal to 25% of the participant’s proportional interest of the Plan Pool. In a Qualified IPO, the Plan Pool shall be deemed funded one-third in cash and two-thirds in the Company’s common stock.

As of December 31, 2018, the Company had allocated 99.20% of the total Participation Units under the Transaction Bonus Plan, including 66.65% of the total Participation Units to the Company’s executive officers. No expense has been recorded as of December 31, 2018, as the Transaction Bonus Plan as the plan was contingent on closing of the sale of the company or a Qualified IPO and the amount shares to be issued and value of such shares was to be determined based upon the value of such Qualified IPO or sale of the Company. The Transaction Bonus Plan has subsequently been terminated and subsequently replaced by the Mohawk Group Holdings, Inc. 2019 Equity Plan. See Subsequent Event Note 16.